Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Future Minimum Lease Payments
The Group has various lease contracts that have not yet commenced as of December 31, 2023. The future lease payments for these non-cancellable
lease contracts are as follows:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Within 1 year	—	98	14
After 1 year but within 5 years	—	198	28
After 5 years	—	—	—

	—	296	42